Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	156,509,050
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	395,313,191
Certificates of Contribution “A” as of December 31, 2025	Ps.	1,748,029,657

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2025 totaled Ps.395,313,191 and were designated for the strengthening of Petróleos Mexicanos’ financial position and for the
“Proyecto Aprovechamiento de Residuales” (Waste Utilization Project) in the Salina Cruz Refinery, as follows:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
April 21,	7,930,143
May 2,	2,905,392
June 2,	3,700,830
July 1,	5,256,579
July 22,	10,511,768
August 11,	3,548,535
August 25 (1),	3,422,870
August 25 (1),	1,130,818
August 25 (1),	1,084,248
September 25,	145,783,855
September 25,	107,984,484
September 26(1),	1,862,240
September 26(1),	1,616,119
September 26(1),	3,360,425
October 27(1),	5,302,977
October 27(1),	121,037
November 27(1),	1,023,555
November 27(1),	2,220,543
November 27(2),	2,342,950
December 24,	2,995,311
December 24,	821,577
December 24,	384,362
Total	Ps.	395,313,191
(1) Includes financing to the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz refineries.
(2) Includes capital contributions for PTI ID.